Exhibit 99.9

Default as of 05/31/2016 16:00

JPM Loan ID	Data Field	Tape Data	IB Review Value	Discrepancy Comments
110826493	Property Type	Unspecified	Single Family - Detached	Property type per the appraisal on pg 487.
110826493	Original Note Balance	780000.0	680000.0	Note balance per the note pg 28. source of tape value is not known.
110826493	Total Debt To Income Ratio	43.00	20.53
Approval DTI: 14.978% per 1008 (pg 217). Review DTI 20.53%. Difference is due to incorrect lender income calculations. Lender qualified borrower on income of $XXX per 1008 (pg 207) and Approval (pg 221). Lender income worksheets (pg 359) were completed incorrectly. Lender average Commission income was average over 24.3 months. Correct months were 33.3 months per VOE (pg 357). Lender commission income is $35,892/mo. Review commission income is $26,035.68 based on conservative calculation of 36 month average.  DTI increased by 5.55%. Increased DTI remains under 43% maximum allowed.  Source of 43% tape value is unknown.

110826493	Representative Credit Score	787.0	745.0	745 qualifying score for borrower (pg 343). Source of tape value is not known.
110826493	Appraised Value	975000.0	850000.0	Appraised value per appraisal on pg 487.
300016189	Property Type	Single Family - Detached	PUD - Detached	Property type per Appraisal, pg 2
300016189	Representative Credit Score	771.0	768.0	Mid score per credit report, pg 102
300016189	Appraised Value	555000.0	570000.0	Value per Appraisal, pg 2
300022117	Representative Credit Score	804.0	816.0	Credit score per the credit report on pg 44
300021797	Original Note Balance	483910.0	489759.0	Note amount per Note (pg 3). Source of tape is unknown.
300021797	Sales Price	604888.0	612199.0	Sales price of $612,199 per the contract and final HUD1. Source of tape value is unknown.
300021797	Original Loan to Value	0.7999	0.8000	Tape variance due to rounding. Loan approved at 79.99%.
300021797	Original Combined Loan to Value	0.7999	0.8000	Tape variance due to rounding. Loan approved at 79.99%.
300021797	Appraised Value	620000.0	618000.0	Value of $618,000 per appraisal. Source of tape value is not known.
300035169	Total Debt To Income Ratio	36.00	40.46	Approved DTI 40.46%. Review DTI 40.46%. No variance. Source of tape value is not known.
300035169	Representative Credit Score	752.0	748.0	Score of 748 per credit report on pg 149.
300015809	Original Note Balance	600000.0	525400.0	Note amount per Note (pg 33).
300015809	Original Loan to Value	0.8000	0.7005	70.05% LTV per file review. 1008 confirms.
300015809	Original Combined Loan to Value	0.8000	0.7005	70.05% CLTV per file review. 1008 confirms.
300034839	Occupancy	Owner Occupied	Second Home	Second Home per approval (pg 3). Tape value is not correct.
300034839	Appraised Value	829000.0	847300.0	Value of $847,300 from appraisal (pg 433). Tape value of $829,000 is sales price.
300039431	Occupancy	Owner Occupied	Second Home	2nd Home per 1008 pg 8.
300039431	Appraised Value	655000.0	668000.0	Value per appraisal pg 364.
300042888	Property Type	Single Family - Detached	PUD - Detached	PUD Detached per appraisal (pg 136).Tape reflects single family residence.
300040846	Property Type	Single Family - Detached	PUD - Detached	PUD detached per appraisal (pg 1).
300040846	Original Note Balance	436000.0	424000.0	Note amount per Note (pg 27).
300040846	Sales Price	545000.0	535000.0	Purchase Price, $535,000.00, captured from the Purchase Agreement (pg 219)/HUD (pg 235).
300040846	Total Debt To Income Ratio	21.32	39.25	Approval DTI: 38.674% per 1008 (pg 85). Review DTI: 39.25%. Non material variance due to liability calculation. Source of tape value is unknown.
300040846	Appraised Value	545000.0	530000.0	Value of $530,000 per appraisal (pg 1). Tape value of $545,000 is original sales price with was reduced to $535,000 (pg 219).
300040973	Property Type	Single Family - Detached	PUD - Detached	Property Type, Detached PUD, captured from the Appraisal Report (pg 376).
300040973	Total Debt To Income Ratio	39.48	34.60	Approved DTI 34.317% (Stip 9/10)/Review DTI 34.60%, Variance is not material. Program maximum 40%.
300040973	Appraised Value	678000.0	683000.0	Appraised Value, $683,000, captured from the Appraisal Report (pg 377).
300042886	Property Type	Single Family - Detached	PUD - Detached	Property type per the appraisal on pg 150.
300042886	Original Note Balance	540000.0	532320.0	Note balance per the note on pg 2.
300042886	Sales Price	675000.0	665400.0	Purchase price captured from the purchase agreement pg 352.
300042886	Total Debt To Income Ratio	33.38	38.82	Approval DTI 38.82% Review DTI 38.82%.
300042886	Representative Credit Score	788.0	756.0	Qualifying score per the credit report (pg 201).
300041943	Property Type	Single Family - Detached	PUD - Detached	Property type per the appraisal on pg 198.
300041943	Original Note Balance	575000.0	581000.0	Note balance per the note on pg 299. Source of tape value is not known.
300041943	Original Loan to Value	0.4713	0.5533	LTV of 55.33% was confirmed by file review based on loan amount of $581,000. Source of tape value is not known.
300041943	Original Combined Loan to Value	0.4713	0.5533	CLTV of 55.33% was confirmed by file review based on loan amount of $581,000. Source of tape value is not known.
300041943	Appraised Value	1220000.0	1050000.0	Appraised value per the appraisal on pg 198. Source of tape value is unknown.
300045255	Representative Credit Score	782.0	779.0	Qualifying score of 779 per credit report pg 97.
300045255	Appraised Value	1200000.0	1250000.0	Appraised value per appraisal on pg 477.
300059457	Property Type	Single Family - Detached	PUD - Detached	PUD detached per appraisal (pg 2).
300059457	Total Debt To Income Ratio	37.42	41.98	Approval DTI of 40.975% per 1008 (pg 454). Review DTI of 41.98%. variance due to lender using lower payment on bridge loan. Review used 1% of total line amount.
300059457	Appraised Value	670000.0	680000.0	Value of $680,000 per appraisal (pg 2). Sales price of $670,000.
300063091	Property Type	Single Family - Detached	PUD - Detached	PUD detached per appraisal (pg 876).
300063091	Original Interest Rate	4.000	3.875	Rate of 3.875% confirmed per Note (pg 348). Tape value is not correct.
300063091	Occupancy	Owner Occupied	Second Home	Second Home per Occupancy Affidavit (pg ).
300063091	Appraised Value	799000.0	810000.0	Value of $810,000 per appraisal (pg 879). Tape value of $799,000 is sales price.
300065629	Property Type	Single Family - Detached	PUD - Detached	PUD detached per appraisal (pg 1).
300065629	Original Loan to Value	0.6555	0.6556	LTV of 65.56% confirmed per file review. Tape variance due to rounding.
300065629	Original Combined Loan to Value	0.6555	0.6556	CLTV of 65.56% confirmed per file review. Tape variance due to rounding.
300065629	Representative Credit Score	781.0	780.0	780 is qualifying score for borrower. 798 is qualifying score for coborrower. Source of tape data is not known.
300044291	Representative Credit Score	732.0	748.0	FICO score per updated credit report pg 175. Prior report dated 05/15/2015 (pg 182) reflects score of 732.
300044967	Original Loan to Value	0.5555	0.5556	LTV per review of loan file. Tape variance due to rounding.
300044967	Occupancy	Owner Occupied	Second Home	2nd home occupancy per review of loan file. Tape value is incorrect.
300044967	Total Debt To Income Ratio	33.000000	18.179998	Approval DTI 19.40%. Review DTI 18.18%. Difference due to missing information regarding possible rental property and incorrect tax and ins on subject property. Tape discrepancy: Unknown.
300067323	Property Type	Single Family - Detached	PUD - Detached	Per Appraisal, pg 395,1
300067323	Total Debt To Income Ratio	12.44	31.20	Approved DTI 31.09% (Stip 10/29)/Review DTI 31.20%, Variance is not material.
300067323	Number of Units	1.0	1 with 1 accessory unit	Number of units per Appraisal, pg 395
300065673	Original Note Balance	535000.0	541000.0	Note balance per Note, pg 8. Source of tape value is unknown.
300065673	Loan Purpose	Purchase	Rate and Term Refinance	Loan purpose of Rate and Term per HUD pg 84. Tape value is unknown.
300065673	Original Loan to Value	0.7181	0.7262	LTV is 72.62% based on loan amount/value. Source of tape value is unknown.
300065673	Original Combined Loan to Value	0.7181	0.7262	CLTV is 72.62% based on loan amount/value. Source of tape value is unknown.
300065672	Total Debt To Income Ratio	14.17	6.22	6.235% DTI per lender 1008 pg 300. Review DTI of 6.22%. No material variance. Source of tape value unknown.
300067430	Property Type	Single Family - Detached	PUD - Detached	PUD detached per appraisal (pg 16).
300067430	Representative Credit Score	750.0	751.0	751 qualifying credit score per credit report (pg 291).
300078374	Original Note Balance	520000.0	526000.0	Note amount of $526,000 taken from the executed Note (pg 259). Source of the tape Note value of $520K is unknown.
300078374	Original Loan to Value	0.6961	0.7041
70.41% LTV confirmed per file review. Based on value of $747,000 and loan amount of $526,000.  Tape LTV is based on tape loan amount value of $520K and appraised value. Source of tape loan amount is unknown.

300078374	Original Combined Loan to Value	0.6961	0.7041
70.41% CLTV confirmed per file review. Based on value of $747,000 and loan amount of $526,000.  Tape CLTV is based on tape loan amount value of $520K and appraised value. Source of tape loan amount is unknown.

300078374	Total Debt To Income Ratio	38.07	34.18
Lender approval reflects 38.385%. Source of tape value of 38.07% is unknown.  Review DTI is 34.18%. Variance is due to the lender using the full balance as a monthly payment on a revolving account ending #XXX vs. review using 5% of the balance in qualifying the bororwers resulting in a lower DTI of 34.18%.

300075612	Property Type	Single Family - Detached	PUD - Detached	Subject property is PUD detached per appraisal (pg 192). Tape reflects SFR - Detached.
300076878	Original Loan to Value	0.7986	0.7987	Source of tape LTV value of 79.896% is unknown but appears may be related to rounding. Calculated is 79.87%, thus no material difference.
300076878	Original Combined Loan to Value	0.7986	0.7987	Source of tape CLTV value of 79.896% is unknown but appears may be related to rounding. Calculated is 79.87%, thus no material difference.
300076878	Appraised Value	750000.0	760000.0	Appraisal value is $760,000. Source of tape value is that of sales price of $750,000.
300076266	Property Type	Single Family - Detached	PUD - Detached	PUD Detached per appraisal (pg 15).
300076266	Total Debt To Income Ratio	36.480000	42.239998	Approval DTI of 42.237% per 1008 (pg 179). Review DTI of 42.24%. Variance due to rounding. Source of tape value of 36.48% is unknown.
300076266	Representative Credit Score	786.0	780.0	780 qualifying score per credit report (pg 148). Source of tape value of 786 is unknown.
300076266	Appraised Value	829900.0	830000.0	Value of $830,000 per appraisal (pg 15). Source of tape value of $829,900 is the sales price.
300078686	Original Loan to Value	0.6975	0.7510	LTV of 75.10% confirmed per file review.
300078686	Original Combined Loan to Value	0.6975	0.7510	CLTV of 75.10% confirmed per file review.
300078686	Appraised Value	800000.0	743000.0	Value of $743,000 confirmed per appraisal (pg 3). Source of tape value is unknown.
300079349	Property Type	Single Family - Detached	PUD - Detached	PUD per appraisal pg 583.
300079349	Original Note Balance	479700.0	475000.0	Balance per Note pg 818.
300079349	Original Loan to Value	0.7675	0.7917	79.17 LTV/CLTV per Appraised value and Note amount. 1008 confirms same pg 243. Source of tape is unknown.
300079349	Original Combined Loan to Value	0.7675	0.7917	79.17 LTV/CLTV per Appraised value and Note amount. 1008 confirms same pg 243. Source of tape is unknown. .
300079349	Appraised Value	625000.0	600000.0	Value per appraisal pg 583 and 1008 pg 243. Source of tape is unknown.
300089271	Property Type	Single Family - Detached	PUD - Detached	PUD Detached per appraisal (pg 5).
300089271	Original Loan to Value	0.7683	0.6617	LTV of 66.17% based on value of $1,800,000. Tape LTV is based on lower value of $1,550,000. Source of lower value is unknown.
300089271	Original Combined Loan to Value	0.7683	0.6617	CLTV of 66.17% based on value of $1,800,000. Tape LTV is based on lower value of $1,550,000. Source of lower value is unknown.
300089271	Total Debt To Income Ratio	18.49	26.19	Approval DTI of 27.942% per 1008 (pg 378). Review DTI of 26.19%. Non-material variance due to differences in income calculations.
300089271	Appraised Value	1550000.0	1800000.0	Value of $1,800,000 confirmed per appraisal. Source of tape value is not known.
300090533	Original Loan to Value	0.7407	0.7408	Non-material variance of 0.01% is due to rounding factor.
300090533	Original Combined Loan to Value	0.7407	0.7408	Non-material variance of 0.01% is due to rounding factor.
300090533	Total Debt To Income Ratio	4.640000	10.719999	Tape Value source is unknown. Approval DTI: 11.423% per post-close 1008 (pg 555)/Review DTI 10.72%, non-material variance of 0.703% is due to difference in liabilities.
300089129	Property Type	Single Family - Detached	PUD - Detached	PUD per appraisal pg 388.
300089129	Original Loan to Value	0.7949	0.7936	79.36 LTC/CLTV per 1008 pg 476.
300089129	Original Combined Loan to Value	0.7949	0.7936	79.36 LTC/CLTV per 1008 pg 476.
300089129	Appraised Value	1170000.0	1172000.0	Appraised value is $1,172,000 per appraisal pg 390.
300125034	Property Type	Single Family - Detached	PUD - Detached	PUD Detached per Appraisal (pg 167).
300125034	Original Loan to Value	0.7000	0.6876	LTV of 68.76% confirmed per file review. Source to tape value data is unknown.
300125034	Original Combined Loan to Value	0.7000	0.7244	CLTV of 72.44% confirmed per file review, including $27,000 subordinated lien. Source to tape value data is unknown.
300125034	Total Debt To Income Ratio	24.360000	29.300001	Approval DTI of 29.298% per 1008 (pg 298). Review DTI of 29.30%. No material variance. Source of tape value is not known.
300125034	Appraised Value	720000.0	733000.0	Value of $733,000 confirmed per appraisal (pg 167).
110805931	Original Note Balance	727943.0	722300.0	Note amount per Note (pg 487).
110805931	Sales Price	909929.0	902929.0	Verified per sales contract.
110805931	Original Loan to Value	0.7999	0.8000	80% LTV per 1008 (pg 650).
110805931	Original Combined Loan to Value	0.7999	0.8000	80% CLTV per 1008 (pg 650).
110805931	Total Debt To Income Ratio	26.320000	36.989998	39.27% per 1008 (pg 386). Review DTI: 36.99%. Difference due to lender using higher tax and insurance impounds in PITI calculation. Tape value could not be sourced.
110805931	Appraised Value	909929.0	910000.0	Value per appraisal (pg 18)
300008201	Original Combined Loan to Value	0.8998	0.8999	89.990% per 1008 (pg 470)
300007943	Original Combined Loan to Value	0.8999	0.8991	Tape is null. Verified entry per appraisal report (pg 188) and second lien Note (pg 107).
300007943	Appraised Value	716500.0	720000.0	Tape is null. Verified entry per appraisal report (pg 188).
300010274	Original Note Balance	936800.0	936000.0	Tape is null. Verified entry per Note (pg 519).
300010274	Original Combined Loan to Value	0.8989	0.8991	Tape is null. Verified entry per appraisal report (pg 362).
300010274	Total Debt To Income Ratio	33.900000	40.059998
Approval DTI: 38.24% per 1008 (pgs 410). Review DTI: 40.06%. Difference due to lender using 2nd lien payment of $665.46 based on amortized term of 25 yrs. Review 2nd lien payment of $909.91 based on ATR qualification method using 15 year amortization term after IO period. Final DTI review is pending signed 2nd lien note.

300010274	Appraised Value	1171000.0	1170000.0	Tape is null. Verified entry per appraisal report (pg 362).
300009041	Original Combined Loan to Value	0.8989	0.8990	CLTV is 89.90%
300009041	Total Debt To Income Ratio	16.53	37.11	Review and approved DTI is 37.11%
300011265	Property Type	Single Family - Detached	PUD - Detached	PUD per appraisal pg 1222. Tape value cannot be sourced.
300011265	Original Interest Rate	4.125	4.000	4% Rate per Note pg 713.Tape value of 4.125% cannot be sourced.
300011265	Total Debt To Income Ratio	28.21	37.95
Approval DTI of 37.52% per 1008 pg 555. Review DTI of 37.95%. Variance is due to non-material differences in income calculations and review using higher 2nd lien payment due to ATR qualification method. Tape value of 28.21% cannot be sourced.

300008980	Original Combined Loan to Value	0.9000	0.8990	89.9 CLTV per 1008(ppg 238)
300011683	Property Type	Single Family - Detached	Condo	Tape is null. Verified entry per Appraisal Report (pg 336).
300011683	Original Note Balance	692000.0	680000.0	Tape is null. Verified entry per Note (pg 500).
300011683	Sales Price	865000.0	850000.0	Verified per sales contract.
300011683	Appraised Value	865000.0	850000.0	Tape is null. Verified entry per Appraisal Report (pg 336).
300012965	Original Note Balance	860000.0	873541.0	Balance per Note pg 860. Source of tape unknown.
300012965	Sales Price	1075000.0	1091927.0	Verified per sales contract. Source of tape unknown.
300012965	Total Debt To Income Ratio	35.65	39.61	39.06 DTI per 1008 pg 671. Variance is due to lender used slightly higher income and lower 2nd lien payment. Source of tape unknown.
300012965	Appraised Value	1075000.0	1095000.0	Value per appraisal pg 627. Source of tape unknown.
300013589	Original Note Balance	499600.0	480000.0	Note amount of $480,000 per Note (pg 444). Source of tape value is not known.
300013589	Sales Price	624500.0	603000.0	Tape value of $624,500 was original sales price prior to reduction to $603,000.
300013589	Original Combined Loan to Value	0.8000	0.8990	CLTV per review is 89.99% including 2nd lien of $59,400. Tape value is LTV without consideration of 2nd lien.
300013589	Appraised Value	624500.0	600000.0	Value of $600,000 per appraisal (pg 805). Tape value of $624,500 was original sales price prior to reduction to $603,000.
300014541	Property Type	Single Family - Detached	PUD - Attached	Tape Value source is unknown. Property Type, Semi Detached/End Unit PUD, captured from appraisal (pg 701)
300014541	Original Combined Loan to Value	0.8995	0.8990	CLTV is based on a first lien $836,000 and second lien $103,455 with a purchase price of $1,045,000. Tape Value based on higher sales price. Non material variance.
300014541	Appraised Value	1045000.0	1050000.0	Tape Value reflects the purchase price $1,045,000. Entered value $1,050,000 is the appraised value on 4/20/2015 (pg 701).
300014962	Property Type	Single Family - Detached	PUD - Detached	Tape Value source is unknown. Property Type, Detached PUD, captured from Appraisal Report (pg 211)
300014962	Total Debt To Income Ratio	31.92	36.23	Approved DTI 36.23% per 1008 (pg 295). Review DTI 36.23%, No variance.
300013805	Original Loan to Value	0.3620	0.3621	LTV of 36.21% confirmed by file review.
300013805	Original Combined Loan to Value	0.3620	0.3621	CLTV of 36.21% confirmed by file review.
300016741	Property Type	Single Family - Detached	PUD - Detached	PUD per appraisal pg 352.
300016741	Original Combined Loan to Value	0.9000	0.8990	LTV/CLTV per purchase price per HUD1 pg 624.
300016741	Total Debt To Income Ratio	27.53	41.45	Per final 1008 pg 402 DTI 28.58/42.59. Variance is due to difference in lenders HELOC qualifying payment and higher student loan payment. Source of tape value is unknown.
300016741	Appraised Value	989100.0	990000.0	Purchase price is 989100 per HUD1 pg 624.
300016261	Original Note Balance	1670000.0	1750000.0	Original Note Balance, $1,750,000, captured from Note (pg 398)
300016261	Original Loan to Value	0.5387	0.5645	LTV 56.45% is based on a loan amount of $1,750,000 and purchase price $3,100,000. Tape Value LTV 53.87% is based on non final loan amount $1,670,000 disclosed on initial GFE dated 4/30/2015.
300016261	Original Combined Loan to Value	0.5387	0.5645	CLTV 56.45% is based on a loan amount of $1,750,000 and purchase price $3,100,000. Tape Value CLTV 53.87% is based on the non final loan amount $1,670,000 disclosed on initial GFE dated 4/30/2015.
300016261	Appraised Value	3100000.0	3450000.0	Tape Value, $3,100,000 reflects the purchase price. Entered Value, $3,450,000, is the appraised value (pg 279)
300016301	Property Type	Single Family - Detached	PUD - Detached	PUD per appraisal pg 729. Source of tape value is not known.
300016301	Sales Price	929950.0	929960.0	Sales price of $929,950 per HUD1 pg 333. Tape value is correct.
300016301	Appraised Value	929950.0	930000.0	$930000 value per appraisal pg 729. $929950 purchase price per HUD1 pg 333.
300016298	Property Type	Single Family - Detached	PUD - Detached	PUD per appraisal pg 941. Source of tape value is not known.
300016298	Total Debt To Income Ratio	37.660000	42.879997	Lender DTI is 42.88 per final 1008 pg 309. Review DTI is 42.8799%. no variance. Source of tape value is not known.
300016298	Representative Credit Score	745.0	753.0	FICO per 05/14/15 credit report pg 18. 745 FICO is from initial credit dated 04/17/15 pg 44.
300019869	Property Type	Single Family - Detached	PUD - Detached	Property Type, Detached PUD, captured from Appraisal (pg 250). Tape value is incorrect.
300019869	Original Combined Loan to Value	0.8999	0.8990	89.90% CLTV based on a First Mortgage of $508,000 and Second Mortgage $62,865 with an appraised value of $635,000. Tape Value source is unknown.
300019869	Total Debt To Income Ratio	26.41	32.32	Approved DTI 32.29% (pg 289). Review DTI 32.32%, Non material difference due to variance in liability calc.
300021805	Original Combined Loan to Value	0.8998	0.8990	LTV/CLTV based on purchase price and Note. Tape variance due to rounding.
300021805	Representative Credit Score	798.0	801.0	FICO verified per credit report pg 54. 798 FICO per earlier credit report pg 77.
300021805	Appraised Value	725000.0	728000.0	$728,000 is appraised value (pg 292) and $725,000 is purchase price (pg 553).
300013104	Property Type	Single Family - Detached	PUD - Detached	PUD per appraisal 667. Tape value is incorrect.
300013104	Original Note Balance	730794.0	734438.0	Balance per Note pg 1015. Source of tape value is not known.
300013104	Sales Price	913492.0	918048.0	Sales Price $918,048 captured from Final HUD1 and Purchase Agreement (Stip, pg 948). Tape value not source.
300013104	Representative Credit Score	809.0	800.0	800 FICO per credit report pg 4. Tape value of 809 is from application credit report (pg 29) dated 11/16/2014.
300013104	Appraised Value	913492.0	920000.0	$920,000 is the appraised value and $918,048 is the purchase price. Unable to determine the source of the tape value.
300023211	Original Combined Loan to Value	0.8988	0.8989	LTV/CLTV per purchase price per HUD1 pg 452. Variance due to rounding.
300023211	Appraised Value	800000.0	810000.0	Purchase price is $799,950 per HUD1 pg 452. Appraised value is $810,000 per appraisal pg 269.
300016008	Property Type	Single Family - Detached	PUD - Detached	Verified per appraisal report (pg 738). Source of tape unknown.
300016008	Total Debt To Income Ratio	23.04	30.48	Approval DTI: 29.05% per 1008 (pg 346) Review DTI: 30.48%, Variance due to difference in 2nd lien payment. Source of tape unknown.
300026547	Original Combined Loan to Value	0.8989	0.8990	LTV/CLTV per purchase price per HUD1 pg 538. Tape variance due to rounding.
300021814	Original Note Balance	794750.0	765000.0	Note balance per the note on pg 493. Source of tape value is not known.
300021814	Total Debt To Income Ratio	36.86	33.43	Approval DTI 33.47%. Review DTI 33.43%, Variance is not material. Source of tape value is not known.
300021814	Appraised Value	935000.0	900000.0	Appraised value per the appraisal on pg 376. Tape value is sales price.
300021405	Property Type	Single Family - Detached	PUD - Detached	PUD detached per appraisal (pg 435).
300021405	Original Combined Loan to Value	0.8000	0.8989	89.90% CLTV per loan amount and appraised value. Tape value is LTV only.
300021405	Representative Credit Score	724.0	740.0	740 qualifying credit score from updated report (pg 162). Tape value from original report (pg 187).
300021405	Appraised Value	940000.0	1000000.0	Value of $1,000,000 per appraisal (pg ). Tape value is sales price.
300020319	Property Type	Single Family - Detached	PUD - Detached	PUD detached per appraisal (pg 343). Source of tape value is not known.
300020319	Appraised Value	759000.0	770000.0	Value of $770,000 per appraisal (pg 343). Tape value is sales price.
300029662	Original Combined Loan to Value	0.8989	0.8990	89.90% per loan review. Variance due to rounding.
300029662	Total Debt To Income Ratio	31.45	38.58	Approval DTI of 38.59% per 1008 (pg 295). Review DTI of 38.58%. No material variance. Source of tape value is unknown.
300029662	Appraised Value	781510.0	782000.0	Value of $782,000 per appraisal (pg 254). Tape value is purchase price.
300035471	Original Combined Loan to Value	0.8986	0.8987	89.87% LTV per file review. Tape variance due to rounding.
300035471	Representative Credit Score	782.0	785.0	785 is qualifying score for borrower. Source of tape value is not known.
300040243	Total Debt To Income Ratio	34.42	38.04	38.18 lender DTI per 1008 pg 474. Variance is not material.
300040243	Appraised Value	1165000.0	1170000.0	Appraised value per appraisal pg 2.
300041960	Appraised Value	630000.0	635000.0	Tape Value reflects the purchase price of $630,000. Appraised Value $635,000 (pg 176).
300042346	Original Loan to Value	0.7999	0.8000	LTV/CLTV per purchase price per HUD1 pg 674.
300042346	Original Combined Loan to Value	0.8989	0.8949	LTV/CLTV per purchase price per HUD1 pg 674.
300042346	Appraised Value	733000.0	735000.0	Value per appraisal pg 453.
300044877	Original Note Balance	583900.0	583920.0	Tape is null. Verified entry per Note (pg 397).
300044877	Original Loan to Value	0.7999	0.8000	Tape is null. Verified per appraisal report (pg 268).
300044877	Original Combined Loan to Value	0.8989	0.8990	Tape is null. Verified per appraisal report (pg 268).
300044877	Total Debt To Income Ratio	28.0	33.0	Tape is null. Approval DTI: 33% per 1008 (Stip 9/2). Review DTI: 33%, No Variance.
300044877	Appraised Value	729900.0	730000.0	Tape is null. Verified per appraisal report (pg 268).
300065491	Property Type	Single Family - Detached	PUD - Detached	Tape is null. Verified entry per Note (pg 442).
300065491	Total Debt To Income Ratio	25.80	42.06	Approval DTI: 42.83% per 1008 (pg 379) Review DTI: 42.06%. Non material variance is due to difference in liabilities.
300065048	Property Type	Deminimus PUD	PUD - Detached	SFD per appraisal (pg 324).
300065048	Original Combined Loan to Value	0.8989	0.8990	CLTV of 89.99% confirmed based on sales price of $829,900 and 2nd lien of $82,160.
300065048	Appraised Value	829900.0	830000.0	$830,000 value per appraisal (pg 324).
300062266	Original Combined Loan to Value	0.8999	0.8990	LTV/CLTV per purchase price per HUD1 pg 567.
300062266	Appraised Value	729965.0	731000.0	Value per appraisal pg 197.
300073657	Original Interest Rate	4.625	4.500	Note Rate of 4.50% is per the Note in file on pg 558. Source of the tape value of 4.625% is unknown.
300073658	Representative Credit Score	760.0	741.0	Borrower mid score of 741 per credit report, pg 44. Tape value of 760 is from origination report (pg 60).
300073665	Amortization Type	Adjustable Rate	Fixed Rate	Fixed Rate confirmed per Note (pg 862).
300073665	Original Note Balance	1200000.0	1144000.0	Note amount confirmed per Note (pg 862).
300073665	Original Interest Rate	3.875	4.500	Interest Rate confirmed per Note (pg 862).
300073665	Original Combined Loan to Value	0.9000	0.8990	89.90% CLTV per file review, including 2nd Lien of $141,500.
300073665	Total Debt To Income Ratio	19.76	32.80
Approval DTI is 33.58% based on revised 1008 (provided per stips, original in file on pg 718). Review DTI of 32.80%. Variance is immaterial but is due to slight calculation difference in net rental income. Lender calculated net rental loss of $2094, including property which was sold prior to subject closing. Revised DTI calculation is below maximum of 43% allowed per guidelines.

300073665	Appraised Value	1500000.0	1430000.0	Value of $1,430,000 confirmed per appraisal (pg 678). Source of tape value is not known.
300045888	Original Combined Loan to Value	0.8989	0.8988	Final 1008 (pg 876) reflects total subordinated liens of $94,810.
300045888	Total Debt To Income Ratio	36.460000	39.649998
36.73% lender DTI per final 1008 pg 876.  Variance is due to higher liabilities per most recent credit report pulled by lender (pg 4) and higher PITI for rental property per documentation in loan file (pg  619-623).

300104484	Property Type	Single Family - Detached	PUD - Detached	SFD per appraisal (pg 491).
300008229	Property Type	Single Family - Attached	Single Family - Detached	Single Family detached per appraisal (pg 80).
300008229	Original Loan to Value	0.6831	0.6860	Tape LTV of 68.31% is based on higher sales price. Calculated value of 68.6% is based on lower appraisal value.
300008229	Original Combined Loan to Value	0.6831	0.7479	Tape CLTV of 68.31% is based on higher sales price and first mortgage only. Calculated value of 74.79% is based on lower appraisal value and including 2nd lien of $75,000.
300008229	Total Debt To Income Ratio	13.05	26.42	Approval DTI of 24.76% per 1008 (pg 6). Review DTI of 26.42%. less than 2% variance due to differences in income calculations. Source of tape value of 13.05% is not known.
300008229	Appraised Value	1215000.0	1210000.0	Tape value is Sales Price. Entered value is appraisal value.
300008974	Original Loan to Value	0.6250	0.6268	LTV/CLTV per purchase price per HUD1 pg 44.
300008974	Original Combined Loan to Value	0.6250	0.6268	LTV/CLTV per purchase price per HUD1 pg 44.
300008974	Total Debt To Income Ratio	14.92	18.06	Lender DTI is 17.90 per 1008 pg 6. Variance is due to analyst used PITIA payments for REO properties per documentation in loan file. Lenders used payments per credit report.
110800215	Property Type	Single Family - Detached	PUD - Detached	Appraisal pg 77 reflects HOA dues but not noted to be PUD. Exception set for discrepancy.
110800215	Original Loan to Value	0.7896	0.7937	LTV/CLTV per appraised value pg 77 matches 1008.
110800215	Original Combined Loan to Value	0.7896	0.7937	LTV/CLTV per appraised value pg 77 matches 1008.
110800215	Total Debt To Income Ratio	20.31	27.82
DTI per 1008 pg 6 is 27.44%.  Review DTI is 27.37%.   Variance is due to analyst used higher taxes for rental property per documentation (pg 249) than lender as well as 5% of XXX account with $365 balance per credit report pg 112.

110800215	Appraised Value	778920.0	775000.0	Appraised value per appraisal pg 77.
300011822	Property Type	Single Family - Detached	PUD - Detached	PUD per appraisal pg 82
300011822	Original Note Balance	627000.0	628000.0	Balance per Note pg 8.
300011822	Original Loan to Value	0.7936	0.7659	LTV/CLTV per appraised value pg 82.
300011822	Original Combined Loan to Value	0.7936	0.7991	CLTV per appraised value pg 82.
300011822	Total Debt To Income Ratio	28.77	33.01	Approval DTI of 31.9% per 1008 (pg 5). Review DTI of 33.01%. Non material variance is due to lender qualified new $27300 HELOC with $92 payment from credit report. Source of tape data is unknown.
300011822	Appraised Value	790000.0	820000.0	Value per appraisal pg 82.
300013619	Original Note Balance	571000.0	568000.0	Note balance per the note on pg 9. Source of tape value not known.
300013619	Original Loan to Value	0.7997	0.8000	LTV of 80% per file review. Tape variance due to rounding.
300013619	Original Combined Loan to Value	0.7997	0.8000	CLTV of 80% per file review. Tape variance due to rounding.
300013619	Appraised Value	714000.0	710000.0	Appraised value per the appraisal on pg 77. Source of tape value is not known.
300011263	Original Note Balance	736800.0	669650.0	Note amount per Note (pg 9).
300011263	Original Loan to Value	0.8000	0.7271
Review LTV of 72.71% based on lowest appraisal value of $921,000. Lender approved LTV per 1008 is 71.62% based on higher appraised value of $935,000. Tape value of 80% is maximum allowed per guidelines.

300011263	Original Combined Loan to Value	0.8000	0.7271
Review CLTV of 72.71% based on lowest appraisal value of $921,000. Lender approved CLTV per 1008 is 71.62% based on higher appraised value of $935,000. Tape value of 80% is maximum allowed per guidelines.

300026553	Appraised Value	725000.0	728000.0	Value of $728,000 per appraisal (pg 68). Tape value is purchase price.
300034840	Property Type	Single Family - Detached	PUD - Detached	PUD Detached per appraisal (pg 99). Source of tape unknown.
300037648	Original Note Balance	608000.0	601600.0	Note balance per Note (pg 5).
300037648	Original Loan to Value	0.7794	0.7520	LTV of 75.2% per value of $800,000.
300037648	Original Combined Loan to Value	0.7794	0.7520	CLTV of 75.2% per value of $800,000.
300037648	Appraised Value	780000.0	800000.0	Value of $800,000 per appraisal (pg 62).
300044851	Appraised Value	702500.0	705000.0	Appraiser value per appraisal on pg 111. Tape value is the sales price.
300042459	Total Debt To Income Ratio	17.72	22.84	22.84 DTI per 1008 pg 6.
300059486	Sales Price	599500.0	600000.0	Sales price of $599,500 due to $500 credit on purchase agreement for lighting fixtures.
300059486	Original Loan to Value	0.8000	0.7993	LTV/CLTV per purchase price per HUD1 pg 51. 1008 (pg 6) reflects sales price of $599,500 due to $500 credit on purchase agreement for lighting fixtures.
300059486	Original Combined Loan to Value	0.8000	0.7993	LTV/CLTV per purchase price per HUD1 pg 51. 1008 (pg 6) reflects sales price of $599,500 due to $500 credit on purchase agreement for lighting fixtures.
300059486	Total Debt To Income Ratio	19.70	34.43
34.43% Review DTI. 19.90% Approval DTI per 1008. Variance due to upon review of YTD P&L for XXXX (pg 263) for Month Ending July 2015, there is Gross Net Loss of ($55,922) not included in qualifying. Review included monthly net loss of $3994.43 for B1 and monthly net loss of$3994.43 for B2 (B1 is a 50% owner and B2 is the other 50% owner). Additionally, lender did not include $230 XXXX payment in DTI. No notes on loan approval pg 7 or elsewhere in file to indicate why it was excluded.

300059486	Appraised Value	600000.0	684000.0	Purchase price is $600,000 (pg 51). Appraised value is $684,000 (pg 77)
300066490	Original Note Balance	770000.0	700000.0	Note balance per Note, pg 9.
300066490	Original Loan to Value	0.7000	0.6364	LTV is 63.64% based on loan amount/value/purchase price. Source of tape value is not known.
300066490	Original Combined Loan to Value	0.7000	0.6364	CLTV is 63.64% based on loan amount/value/purchase price. Source of tape value is not known.
300073655	Total Debt To Income Ratio	25.780000	30.160002
Approval DTI of 25.06% per 1008 (pg 6). Review DTI of 30.16%. Variance of 5.10% due to differences in commission income. Lender used 33.5 month average of $32,016/mo. However, commission have been decreasing since 2013. YTD 2015 commissions of $25,673.59/mo is most conservative and was used by review.

300076290	Property Type	Single Family - Detached	PUD - Detached	PUD detached per appraisal (pg 187).
300076290	Original Note Balance	900000.0	940000.0	Note amount per Note (pg 12).
300076290	Original Interest Rate	4.25	4.00	Interest Rate per Note (pg 12).
300076290	Original Loan to Value	0.6428	0.5449	54.493% LTV confirmed per file review.
300076290	Original Combined Loan to Value	0.6428	0.5449	54.493% CLTV confirmed per file review.
300076290	Total Debt To Income Ratio	18.42	23.36	Approval DTI of 23.36% per 1008 (pg 6). Review DTI of 23.36%. No material variance.
300076290	Appraised Value	1400000.0	1725000.0	Value of $1,725,000 per appraisal (pg 187).
300077084	Property Type	Single Family - Detached	PUD - Detached	Per appraisal pg 153
300077084	Original Note Balance	610000.0	612000.0	Balance per Note pg 7. Source of tape value of $610K is unknown.
300077084	Original Loan to Value	0.7261	0.7200	Lender LTV/CLTV is 72% per appraised value pg 4. Appraised value per appraisal is $850,000 pg 153. Source of tape value of 72.61% is unknown.
300077084	Original Combined Loan to Value	0.7261	0.7200	Lender LTV/CLTV is 72% per appraised value pg 4. Appraised value per appraisal is $850,000 pg 153. Source of tape value of 72.61% is unknown.
300077084	Appraised Value	840000.0	850000.0	Appraised value per appraisal is $850,000 pg 153. Source of tape value of $840,000 is unknown.
300090325	Original Note Balance	1155000.0	1160000.0	Note amount confirmed per Note (pg 2).
300090325	Original Loan to Value	0.7500	0.7484	LTV of 74.84% confirmed per file review.
300090325	Original Combined Loan to Value	0.7500	0.7484	CLTV of 74.84% confirmed per file review.
300090325	Appraised Value	1540000.0	1550000.0	Value confirmed per Appraisal (pg 112).
300084740	Property Type	Single Family - Detached	PUD - Detached	PUD Detached per Appraisal (pg 133).
300084740	Original Note Balance	562000.0	555000.0	Note amount confirmed per Note (pg 8).
300084740	Original Loan to Value	0.7493	0.7500	LTV of 75% confirmed per file review.
300084740	Original Combined Loan to Value	0.7493	0.7500	CLTV of 75% confirmed per file review.
300084740	Total Debt To Income Ratio	12.22	17.57	Approval DTI of 17.77% per 1008 (pg 3). Review DTI of 17.56%. no material difference.
300084740	Appraised Value	750000.0	740000.0	Value of $740,000 per Appraisal (pg 133).
300097904	Total Debt To Income Ratio	19.52	23.54	Approval DTI of 23.54% per 1008 (pg 6). Review DTI of 23.54%. No variance. Source of tape DTI is unknown.
300116826	Original Note Balance	480000.0	481600.0	Note amount confirmed per Note (pg 5).
300116826	Original Loan to Value	0.6956	0.7000	70% LTV confirmed per file review.
300116826	Original Combined Loan to Value	0.6956	0.7000	70% CLTV confirmed per file review.
300116826	Appraised Value	690000.0	688000.0	Value of $688,000 confirmed per Appraisal (pg 71).
300008767	Property Type	Single Family - Detached	PUD - Detached	PUD detached per appraisal (pg 534). Tape value is not sourced.
300008767	Original Note Balance	530590.0	536038.0	Note Balance per Note (pg 156).
300008767	Original Loan to Value	0.7999	0.8000	80% LTV per document review. Variance from tape is due to rounding.
300008767	Original Combined Loan to Value	0.7999	0.8000	80% CLTV per document review. Variance from tape is due to rounding.
300008767	Representative Credit Score	783.0	787.0	787 qualifying score per credit report. Source of tape value is not known.
300008767	Appraised Value	663238.0	683000.0	Value of $683,000 per appraisal (pg 535). Source of tape value is unknown.
300025151	Appraised Value	1320000.0	1330000.0	Value of $1,330,000 per appraisal (pg 746). Sales price is $1,320,000.
300035048	Property Type	Single Family - Detached	PUD - Detached	PUD per appraisal pg 774.
300035048	Total Debt To Income Ratio	42.98	36.16
35.573% lender DTI per 1008 pg 884. 36.16%% per review. Non material variance. Source of tape value is not known. Variance between Lender and review is due to the exclusion of a Revolving account reflecting a balance and minimum payment.  Payment was included by review and omitted by the lender as lender comment states statement in file shows balance is paid monthly. No supplement was provided to confirm.

300035048	Appraised Value	1422000.0	1475000.0	$1,475,000 is appraised value (pg 774) $1,422,000 is purchase price (pg 85).
300073686	Property Type	Deminimus PUD	PUD - Detached	PUD detached per appraisal (pg 443).
300073686	Total Debt To Income Ratio	25.000000	31.529999	Approval DTI of 23.762% per 1008 (pg 604). Review DTI of 31.53%. Variance due to review using lower base and commission income than lender. Source of tape value was not provided.
300073686	Appraised Value	750000.0	754000.0	Value of $754,000 per appraisal. Tape value of $750,000 is sales price.
300037955	Total Debt To Income Ratio	21.21	14.33	Approval DTI of 12.306% per 1008 (pg 160). Review DTI of 14.33%. variance due to review using more conservative income calculations.
300037955	Representative Credit Score	784.0	790.0	790 is qualifying score for borrower. 784 is score for coborrower.
300071009	Total Debt To Income Ratio	24.99	38.30	Approval DTI is 38.364%, review DTI is 38.30%, no material difference. Source of tape value of 24.99% is not sourced.
300075609	Representative Credit Score	778.0	783.0	Representative credit score is 783 which is that of B2 who is the primary wage earner. B1 score is 778 which matches to the tape value. Credit report confirms scores (pg 258).
300074468	Property Type	Single Family - Detached	PUD - Detached	PUD detached per appraisal (pg 156).
300074468	Original Loan to Value	0.6666	0.6667	66.667% LTV confirmed per file review.
300074468	Original Combined Loan to Value	0.6666	0.6667	66.667% CLTV confirmed per file review.
300074468	Representative Credit Score	752.0	775.0	752 qualifying score per credit report (pg 233).
300081918	Original Loan to Value	0.7123	0.7124	LTV variance due to rounding.
300081918	Original Combined Loan to Value	0.7123	0.7124	CLTV variance due to rounding.
110871069	Original Loan to Value	0.7418	0.7360	LTV verified per appraisal (pg 87).
110871069	Original Combined Loan to Value	0.7418	0.7360	CLTV verified per appraisal (pg 87).
110871069	Total Debt To Income Ratio	30.11	24.80	Approval DTI: 25.05 per 1008 pg 218. Review DTI: 24.80%. No material variance.
110871069	Appraised Value	630000.0	635000.0	Property value verified per appraisal (pg 87). Tape value is taken from a preliminary appraisal dated 1/15/2014 (pg 121).
300005141	Original Loan to Value	0.5894	0.5895	58.95% LTV per 1008 (pg 115).
300005141	Original Combined Loan to Value	0.5894	0.5895	58.95% CLTV per 1008 (pg 115).
300006712	Total Debt To Income Ratio	35.000000	31.760002	Approval DTI of 31.42% per 1008 (pg 121). Review DTI of 31.76%. Non material difference due to minor income calculation variance.
300014073	Original Loan to Value	0.7897	0.7898	LTV/CLTV per original purchase price pg 120. Variance due to rounding.
300014073	Original Combined Loan to Value	0.7897	0.7898	LTV/CLTV per original purchase price pg 120. Variance due to rounding.
300014073	Total Debt To Income Ratio	28.43	32.78	Approval DTI Per 1008 is 31.20%. Review DTI of 32.78%. non material variance due to minor differences in liability/REO calculations. Source of tape value is not known.
300119291	Property Type	Single Family - Detached	PUD - Detached	Property type per appraisal on og 109.
300119291	Original Note Balance	538000.0	535000.0	Note balance per the note on pg 7.
300119291	Original Loan to Value	0.7270	0.7133	LTV per file review.
300119291	Original Combined Loan to Value	0.7270	0.7133	CLTV per file review.
300119291	Appraised Value	740000.0	750000.0	Appraised value per appraisal on pg 109.
300089128	Property Type	Single Family - Detached	PUD - Detached	PUD per appraisai pg 378.
300089128	Sales Price	765000.0	762200.0	Sales price is $762,200 per the final closing documents. Source of tape value of $765K is unknown.
300089128	Original Loan to Value	0.6476	0.6500	Non-material rounding issue.
300089128	Original Combined Loan to Value	0.6476	0.6500	Non-material rounding issue.
300089367	Property Type	Single Family - Detached	PUD - Detached	Per Appraisal pg 262
300089367	Amortization Type	Unspecified	Fixed Rate	Per Note pg 230.
300106592	Original Loan to Value	0.5498	0.6434	LTV of 64.34% based on lowest appraisal value of $2,350,000. Source of tape value is unknown.
300106592	Original Combined Loan to Value	0.5498	0.6434	CLTV of 64.34% based on lowest appraisal value of $2,350,000. Source of tape value is unknown.
300106592	Total Debt To Income Ratio	29.19	39.57	Approval DTI of 34.16% per 1008 (pg 4). Review DTI of 34.09%. Non-material variance. Source of tape value is unknown.
300106592	Appraised Value	2750000.0	2350000.0	Appraisal value of $2,350,000 per lower of 2 appraisal values. Tape value of $2,750,000 does not match either appraisal. Source of tape value is unknown.